Trade accounts payable and others (Details) - Schedule of taxes payable - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	R$ 25,894	R$ 16,254
Non current, Taxes payable	17,742	30,110
ISS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	681	316
Withholding taxes [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	368	261
FUNRURAL payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	36
PIS and COFINS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	3,988	5,108
IRPJ and CSLL payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	15,456	6,095
Tax on value added - IVA (Paraguay/Bolivia) [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	4,743	4,187
Non current, Taxes payable	9,973	9,524
Other taxes payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Current, Taxes payable	622	287
PIS and COFINS payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Non current, Taxes payable	4,213	11,165
IRPJ and CSLL payable [Member]
Trade accounts payable and others (Details) - Schedule of taxes payable [Line Items]
Non current, Taxes payable	R$ 3,556	R$ 9,421